Financial Assets at Fair Value Through Profit or Loss - Summary of Amounts recognized in Profit or Loss in Relation to Financial Assets at Fair Value Through Profit or Loss (Detail)
$ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 24,015	$ 855	$ 1,317	$ 1,485
Foreign partnership interest [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	(670)		(433)	38
Beneficiary certificates [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	18,077		$ 1,750	1,396
Derivative instrument [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss				$ 51
Listed stocks [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 6,608